As filed with the Securities and Exchange Commission on January 20, 2011	Registration No. 333-171388

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                    / X /

PRE-EFFECTIVE AMENDMENT NO.      1                                                                                     / X /

POST-EFFECTIVE AMENDMENT NO. ___                                                                                   /    /

OPPENHEIMER MAIN STREET FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices)

303-768-3200

(Registrant's Area Code and Telephone Number)

Robert G. Zack, Esq.
Executive Vice President & General Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street
New York, New York 10148
(212) 323-0250

(Name and Address of Agent for Service)

As soon as practicable after the Registration Statement becomes effective.

(Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B and Class C shares of Oppenheimer Main Street Fund.

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Parts A and B are incorporated herein by reference from the Registration Statement filed on December 23, 2010 (File No. 333-171388).

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover

Contents Page

Part C

Other Information

Signatures

(Parts A and B are incorporated herein by reference from the Registration Statement filed on December 23, 2010 (File No. 333-171388).)

OPPENHEIMER MAIN STREET FUNDS, INC.

FORM N-14

PART C

OTHER INFORMATION

Item 15. - Indemnification

Reference is made to the provisions of Article Seventh of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 16(1) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16. - Exhibits

(1)     (i)     Articles of Incorporation dated October 2, 1987: Filed with Registrant's Post-Effective Amendment No. 12, (10/25/93), and incorporated herein by reference.

     (ii)     Amended Articles of Incorporation dated December 9, 1987: Filed with Registrant's Post-Effective Amendment No. 12, (10/25/93), and incorporated herein by reference.

     (iii)     Articles Supplementary to the Articles of Incorporation dated August 18, 1988: Filed with Registrant's Post-Effective Amendment No. 12, (10/25/93), and incorporated herein by reference.

     (iv)     Articles Supplementary to the Articles of Incorporation dated January 20, 1989: Filed with Registrant's Post-Effective Amendment No. 12, (10/25/93), and incorporated herein by reference.

     (v)     Articles Supplementary to the Articles of Incorporation dated April 16, 1990: Filed with Registrant's Post-Effective Amendment No. 12, (10/25/93), and incorporated herein by reference.

     (vi)     Amendment to the Articles of Incorporation dated August 27, 1993: Filed with Registrant's Post-Effective Amendment No. 12, (10/25/93), and incorporated herein by reference.

     (vii)     Amendment to the Articles of Incorporation dated October 20, 1993: Filed with Registrant's Post-Effective Amendment No. 12, (10/25/93), and incorporated herein by reference.

     (viii)     Articles Supplementary to the Articles of Incorporation dated October 27, 1993: Filed with Registrant's Post-Effective Amendment No. 14, (9/30/94), and incorporated herein by reference.

(ix)     Articles Supplementary to the Articles of Incorporation dated November 29, 1993: Filed with Registrant's Post-Effective Amendment No. 14, (9/30/94), and incorporated herein by reference.

(x)     Articles Supplementary to the Articles of Incorporation dated April 28, 1994: Filed with Registrant's Post-Effective Amendment No. 14, (9/30/94), and incorporated herein by reference.

(xi)     Articles Supplementary to the Articles of Incorporation dated September 30, 1994: Filed with Registrant's Post-Effective Amendment No. 14, (9/30/94), and incorporated herein by reference.

(xii)     Articles Supplementary to the Articles of Incorporation dated August 30, 1996: Previously filed with Registrant's Post-Effective Amendment No. 19, (10/30/96), and incorporated herein by reference.

(xiii)	Articles Supplementary to the Articles of Incorporation dated September 30, 1996: Previously filed with Registrant's Post-Effective Amendment No. 19, (10/30/96), and incorporated herein by reference.

(xiv)	Articles Supplementary to the Articles of Incorporation dated November 30, 1998. Previously filed with Registrant’s Post-Effective Amendment No. 23, (12/22/98), and incorporated herein by reference.

(xv)	Articles Supplementary to the Articles of Incorporation dated December 19, 2000. Previously filed with Registrant’s Post-Effective Amendment No. 26, (12/20/00), and incorporated herein by reference.

(xvi)	Amendment to the Articles of Incorporation effective April 30, 2003: Previously filed with Registrant’s Post-Effective Amendment No. 30, (10/21/03), and incorporated herein by reference.

(2)     Amended By-Laws dated December 19, 2000: Previously filed with Registrant’s Post-Effective Amendment No. 26, (12/20/00) and incorporated herein by reference.

(3)     Not applicable.

(4)     Form of Agreement and Plan of Reorganization: Previously filed with the Registration Statement of Registrant (Reg. No. 333-171388), (12/23/10), and incorporated herein by reference.

(5)     (i)     Specimen Class A Stock Certificate - Oppenheimer Main Street Fund: Previously filed with Registrant’s Post-Effective Amendment No. 30, (10/21/03), and incorporated herein by reference.

     (ii)     Specimen Class B Stock Certificate - Oppenheimer Main Street Fund: Previously filed with Registrant’s Post-Effective Amendment No. 30, (10/21/03), and incorporated herein by reference.

(iii)     Specimen Class C Stock Certificate - Oppenheimer Main Street Fund: Previously filed with Registrant’s Post-Effective Amendment No. 30, (10/21/03), and incorporated herein by reference.

(iv)     Specimen Class N Stock Certificate - Oppenheimer Main Street Fund: Previously filed with Registrant’s Post-Effective Amendment No. 30, (10/21/03), and incorporated herein by reference.

(v)     Specimen Class Y Stock Certificate - Oppenheimer Main Street Fund: Previously filed with Registrant’s Post-Effective Amendment No. 30, (10/21/03), and incorporated herein by reference.

(6)     Amended and Restated Investment Advisory Agreement dated January 1, 2005: Previously filed with Registrant’s Post-Effective Amendment No. 33, (12/23/05), and incorporated herein by reference.

(7)     (i)     General Distributor's Agreement dated October 13, 1992: Previously filed with Registrant's Post-Effective Amendment No. 11, (8/25/93), and incorporated herein by reference.

(ii)     Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Registrant’s Post-Effective Amendment No. 34, (10/23/06), and incorporated herein by reference.

(iii)     Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Registrant’s Post-Effective Amendment No. 34, (10/23/06), and incorporated herein by reference.

(iv)     Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Registrant’s Post-Effective Amendment No. 34, (10/23/06), and incorporated herein by reference.

(v)     Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

(vi)     Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Registrant’s Post-Effective Amendment No. 34, (10/23/06), and incorporated herein by reference.

(8)     Form of Oppenheimer Funds Compensation Deferral Plan, as Amended and Restated Effective January 1, 2008: Previously filed with Post-Effective Amendment No. 4 to the Registration Statement of Oppenheimer Portfolio Series (Reg. No. 333- 121449), (5/29/09), and incorporated herein by reference.

(9)     (i)     Global Custody Agreement dated February 16, 2007: Previously filed with Post-Effective Amendment No. 57 to the Registration Statement of Oppenheimer Rising Dividends Fund (Reg. No. 2-65223), (7/31/07), and incorporated herein by reference.

     (ii) Amendment dated August 16, 2010 to the Global Custody Agreement: Previously filed with Post-Effective Amendment No. 9 to the Registration Statement of Oppenheimer Select Value Fund (Reg. No. 333-100700), (8/26/10), and incorporated herein by reference.

(10)     (i)     Amended and Restated Service Plan and Agreement for Class A shares of Oppenheimer Main Street Fund dated October 28, 2005: Previously filed with Registrant’s Post-Effective Amendment No. 34, (10/23/06), and incorporated herein by reference.

(ii)

Amended and Restated Distribution and Service Plan and Agreement for Class B shares Oppenheimer Main Street Fund dated October 28, 2005: Previously filed with Registrant’s Post-Effective Amendment No. 34, (10/23/06), and incorporated herein by reference.

(iii)

Amended and Restated Distribution and Service Plan and Agreement for Class C shares of Oppenheimer Main Street Fund dated October 28, 2005: Previously filed with Registrant’s Post-Effective Amendment No. 34, (10/23/06), and incorporated herein by reference.

     (iv)     Amended and Restated Distribution and Service Plan and Agreement for Class N shares of Oppenheimer Main Street Fund dated October 28, 2005: Previously filed with Registrant’s Post-Effective Amendment No. 34, (10/23/06), and incorporated herein by reference.

(11)	Opinion and Consent of Counsel: Previously filed with the Registration Statement of Registrant (Reg. No. 333-171388), (12/23/10), and incorporated herein by reference.

(12)     Form of Tax Opinion: Filed herewith.

(13)     Not Applicable.

(14)     Independent Registered Public Accounting Firm's Consent: Previously filed with the Registration Statement of Registrant (Reg. No. 333-171388), (12/23/10), and incorporated herein by reference.

(15)     Not Applicable.

(16)     (i) Powers of Attorney dated August 26, 2009 for all Trustees/Directors and Officers, with the exception of William F. Glavin, Jr.: Previously filed with Post-Effective Amendment No. 24 to the Registration Statement of Oppenheimer Senior Floating Rate Fund (Reg. No. 333-128848), (11/20/09), and incorporated herein by reference.

     (ii) Power of Attorney dated December 18, 2009 for William Glavin: Previously Filed with Post Effective Amendment No. 64 to the Registration Statement of Oppenheimer Quest For Value Funds, (Reg No. 33-15489), (12/18/09), and incorporated herein by reference.

(17)     Not Applicable.

Item 17. – Undertakings

(1)     The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)     The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)     The undersigned registrant agrees to file by post-effective amendment, upon closing of the merger, the tax opinion of counsel regarding the transaction contemplated by the Reorganization Agreement qualifying as a tax-free reorganization under the Internal Revenue Code.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 20th day of January, 2011.

                                      OPPENHEIMER MAIN STREET FUNDS, INC.

                                      By:     William F. Glavin, Jr.*

                                                 William F. Glavin, Jr., President,

                                                 Principal Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                              Title                                                                    Date

William L. Armstrong*                          Chairman of the                                                  January 20, 2011
William L. Armstrong                            Board of Directors

William F. Glavin, Jr *                          President, Principal Executive                          January 20, 2011
William F. Glavin, Jr                            Officer and Director

Brian W. Wixted*                                  Treasurer, Principal                                          January 20, 2011
Brian W. Wixted                                    Financial & Accounting Officer

George C. Bowen*                                 Director                                                            January 20, 2011
George C. Bowen

Edward L. Cameron*                              Director                                                            January 20, 2011
Edward L. Cameron

Jon S. Fossel*                                        Director                                                            January 20, 2011
Jon S. Fossel

Sam Freedman*                                      Director                                                           January 20, 2011
Sam Freedman

Beverly L. Hamilton*                              Director                                                          January 20, 2011
Beverly L. Hamilton

Robert J. Malone*                                  Director                                                          January 20, 2011

Robert J. Malone

F. William Marshall, Jr.*                       Director                                                          January 20, 2011
F. William Marshall, Jr.

*By:     /s/ Mitchell J. Lindauer
            Mitchell J. Lindauer, Attorney-in-Fact

                                                             OPPENHEIMER MAIN STREET FUNDS, INC.

                                                                Registration Statement No. 333-171388

                                                                               EXHIBIT INDEX

Exhibit No.             Description

(12)                         Form of Tax Opinion